Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Consolidated net loss	$ (2,035,433)	$ (3,347,050)	$ (1,495,325)
Adjustments to reconcile consolidated net loss to Net cash provided by operating activities:
Depreciation and amortization	983,765	983,309	632,756
Inventory step-up	390	108,768	232,461
Share-based compensation	50,149	59,769	61,185
Amortization of debt issuance costs and discount	22,694	28,514	23,604
(Benefit) provision for bad debts	(1,649)	6,885	5,073
Deferred income taxes	(156,129)	(745,341)	(447,168)
Change in fair value of contingent consideration	49,949	23,823	(65,640)
Loss on extinguishment of debt	51,734	0	67,484
Asset impairment charges	1,154,376	3,802,493	1,390,281
(Gain) loss on sale of business and other assets	(13,809)	3,192	(10,294)
Changes in assets and liabilities which (used) provided cash:
Accounts receivable	486,359	(7,387)	(274,994)
Inventories	147,189	66,876	29,130
Prepaid and other assets	5,345	69,273	21,283
Accounts payable and accrued expenses	(69,608)	(682,515)	443,398
Other liabilities	(18,336)	(524,532)	69,926
Income taxes payable/receivable	(103,001)	682,066	(564,659)
Net cash provided by operating activities	553,985	528,143	118,501
INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(125,654)	(138,856)	(81,774)
Acquisitions, net of cash and restricted cash acquired	0	(30,394)	(7,648,048)
Proceeds from sale of marketable securities and investments	0	34	1,230
Decrease in notes receivable	7,000	0	17
Patent acquisition costs and license fees	0	(19,206)	(43,968)
Proceeds from sale of business and other assets, net	223,237	10,870	1,588,779
Net cash provided by (used in) investing activities	104,583	(177,552)	(6,183,764)
FINANCING ACTIVITIES:
Proceeds from issuance of notes	300,000	0	2,835,000
Proceeds from issuance of term loans	3,415,000	0	2,800,000
Principal payments on notes	0	0	(899,875)
Principal payments on term loans	(3,730,951)	(103,625)	(473,376)
Proceeds from draw of revolving debt	0	380,000	525,000
Repayments of revolving debt	0	(605,000)	(300,000)
Principal payments on other indebtedness	(6,154)	(7,736)	(10,070)
Repurchase of convertible senior subordinated notes	0	0	(247,760)
Prepayment penalty on long-term debt	0	0	(31,496)
Sale of mandatorily redeemable preferred shares	0	0	60,000
Redemption of mandatorily redeemable preferred shares	0	0	(60,000)
Deferred financing fees	(57,773)	(500)	(125,111)
Payments for contingent consideration	(85,037)	(55,896)	(29,786)
Payments of tax withholding for restricted shares	(2,078)	(11,500)	(15,398)
Exercise of options	0	1,952	27,217
Repurchase of ordinary shares	0	0	(250,088)
Issuance of ordinary shares related to the employee stock purchase plan	0	5,119	4,299
Issuance of ordinary shares	0	0	2,300,000
Payments related to the issuance of ordinary shares	0	0	(66,956)
Cash buy-out of noncontrolling interests	0	0	(39,608)
Net cash (used in) provided by financing activities	(166,993)	(397,186)	6,001,992
Effect of foreign exchange rate	2,515	436	(11,269)
Movement in cash held for sale	11,744	(11,744)	997
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS	505,834	(57,903)	(73,543)
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS, BEGINNING OF PERIOD	805,180	863,083	936,626
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS, END OF PERIOD	1,311,014	805,180	863,083
SUPPLEMENTAL INFORMATION:
Cash paid for interest	467,017	429,172	284,985
Cash paid for income taxes	28,675	63,983	42,700
Cash received from U.S. Federal tax refunds	29,825	759,950	162,821
Cash paid into Qualified Settlement Funds for mesh legal settlements	668,306	831,131	743,132
Cash paid out of Qualified Settlement Funds for mesh legal settlements	632,176	1,134,734	649,391
Other cash distributions for mesh legal settlements	19,243	7,830	27,380
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Accrual for purchases of property, plant and equipment	5,723	2,676	4,476
Acquisition financed by ordinary shares	0	0	2,844,568
Repurchase of convertible senior subordinated notes financed by ordinary shares	$ 0	$ 0	$ 625,483